COMMON SHARES - Stock Options Assumptions Used (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Weighted average fair value	CAD 5.67	CAD 6.45	CAD 5.54
Expected life (years)	5 years 9 months 9 days	5 years 9 months	6 years
Interest rate	0.70%	1.10%	1.80%
Volatility	21.00%	18.00%	17.00%
Dividend yield	4.90%	3.70%	3.80%
Forfeiture rate	5.00%	5.00%	5.00%
Expense for stock options	CAD 15	CAD 13	CAD 7
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Expiration period	7 years